Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	$	$	$
Cash and cash equivalents	353,241	424,169	445,452
Restricted cash – current	56,777	40,493	38,179
Restricted cash – non-current	44,849	40,977	68,543
Assets held for sale - cash	1,121	—	—
Assets held for sale - restricted cash	337	—	—
	456,325	505,639	552,174

Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for the years ended December 31, 2019, 2018, and 2017, are as follows:

	Year Ended December 31,
	2019	2018	2017
Accounts receivable	(38,811)	(25,090)	(1,925)
Prepaid expenses and other	(103,712)	(30,808)	3,118
Accounts payable	104,579	8,929	(14,499)
Accrued liabilities and other	33,121	32,215	118,137
	(4,823)	(14,754)	104,831